Unaudited Condensed Consolidated Statements of Operation and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Unaudited Condensed Consolidated Statements of Operation and Comprehensive Loss
Revenues	$ 21,526,587	$ 19,741,709
Cost of revenues	16,723,958	15,686,879
Gross Profit	4,802,629	4,054,830
Operating expenses
Selling expenses	60,382	118,040
General and administrative expenses	2,994,139	2,027,218
Research and development expenses	35,620	15,724
Total operating expenses	3,090,141	2,160,982
Income from operations	1,712,488	1,893,848
Other income (expenses)
Change in fair value of convertible note	(66,259)	(3,010)
Change in fair value of warrant liabilities	(850,294)	0
Interest income	18,785	22,349
Interest expense	(192,215)	(265,579)
Financing interest income, net	860,149	1,206,998
Rental income from related parties	0	41,703
Gain from disposal of a subsidiary	1,005,593	0
Subsidy income	323	290,267
Other income (expenses), net	67,192	(1,199)
Total other income	843,274	1,291,529
Income before provision for income taxes	2,555,762	3,185,377
Provision for income taxes	1,447,722	1,292,853
Net income	1,108,040	1,892,524
Less: net loss attributable to noncontrolling interest	(198,738)	(118,720)
Net income attributable to common shareholders of Tantech Holdings Ltd	1,306,778	2,011,244
Net income1	1,108,040	1,892,524
Other comprehensive loss:
Foreign currency translation adjustment	(2,224,547)	(5,437,848)
Comprehensive loss	(1,116,507)	(3,545,324)
Less: Comprehensive loss attributable to noncontrolling interest	(197,310)	(113,455)
Comprehensive loss attributable to common shareholders of Tantech Holdings Ltd	$ (919,197)	$ (3,431,869)
Earnings per share
Basic	$ 0.23	$ 1.06
Diluted	$ 0.21	$ 1.06
Weighted Average Shares Outstanding
Basic	5,573,989	1,903,906
Diluted	6,581,877	1,903,906